Risk Management - Disclosure of management Value at Risk (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	£ 42	£ 36
Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	60	73
Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	24	13
Credit risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	40	25
Credit risk | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	57	71
Credit risk | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	22	8
Interest rate risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	15	13
Interest rate risk | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	25	23
Interest rate risk | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	9	4
Equity and stock index derivatives | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	6	10
Equity and stock index derivatives | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	10	29
Equity and stock index derivatives | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	3	4
Basis risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	13	12
Basis risk | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	25	24
Basis risk | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	8	4
Spread risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	9	7
Spread risk | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	14	11
Spread risk | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	5	3
Foreign exchange risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	4	8
Foreign exchange risk | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	9	25
Foreign exchange risk | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	1	2
Commodity risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	0	0
Commodity risk | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	1	1
Commodity risk | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	0	0
Inflation risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	6	6
Inflation risk | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	11	17
Inflation risk | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	2	3
Diversification effect | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	£ (51)	£ (45)